Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Financial Instruments	Fair Value of Financial Instruments
The Company measures certain financial assets and liabilities at fair value. Fair value is determined based on the exit price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is estimated by applying the following hierarchy:
Level 1 — Quoted prices in active markets for identical assets or liabilities;
Level 2 — Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and
Level 3 — Inputs that are generally unobservable and typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability.
Financial assets measured at fair value on a recurring basis using the above input categories were as follows (in thousands):

		Fair Value at
	Pricing Category	December 31,
		2021	2020
Assets:
Cash equivalents:
Money market funds	Level 1	$102,978	$744
U.S. Treasury securities	Level 1	49,996	64,997
Short-term investments:
U.S. Treasury securities	Level 1	330,053	68,990
Corporate debt securities	Level 2	160,914	—
Total		$643,941	$134,731
Liabilities:
Other non-current liabilities:
Derivative liability	Level 3	$—	$70,870
Legacy Proterra warrant liability	Level 3	—	39,670
Total		$—	$110,540
As of December 31, 2021 and 2020, short-term investments were primarily comprised of U.S. Treasury securities and commercial papers of corporate debt securities.
The following is a summary of cash equivalents and marketable securities as of December 31, 2021 (in thousands):

	Amortized Cost	Unrealized Losses	Estimated Fair Value
Cash equivalents:
Money market funds	$102,978	$—	$102,978
U.S. Treasury securities	49,996	—	49,996
Short-term investments:
U.S. Treasury securities	330,618	(565)	330,053
Corporate debt securities	160,937	(23)	160,914
Total	$644,529	$(588)	$643,941
The unrealized losses as of December 31, 2021 are primarily related to U.S. Treasury securities with maturity longer than one year due to recent changes in interest rates and considered temporary in nature. The unrealized gain/losses related to fixed income debt securities for the year ended December 31, 2020 were immaterial.
The contractual maturities of short-term investments are as follows (in thousands):

	December 31,
	2021	2020
Due within one year	$291,525	$68,990
Due after one year to two years	199,442	—
Total	$490,967	$68,990
In August 2020, the Company issued Convertible Notes that contain embedded features subject to derivative accounting. Refer to Note 6, Debt, for additional information on the Convertible Notes.
The embedded derivatives were recognized as a derivative liability on the balance sheet, and were measured at fair value, subject to remeasurement at each balance sheet date. The warrants issued in connection with the Convertible Notes were, prior to Closing, classified as a liability because they could become exercisable into common stock upon a QIPO or into convertible preferred stock after five years from issuance date in the event that there was no QIPO during such period. Such warrants were measured at fair value, subject to remeasurement at each balance sheet date. The fair value of derivative liability, the Legacy Proterra warrant liability, and the Convertible Notes were measured using Monte Carlo Simulation pricing model.
The fair value of the Convertible Notes was $278.9 million as of December 31, 2021. The carrying value of the Convertible Notes of $101.0 million, net of $62.3 million unamortized debt discount and issuance costs, as of December 31, 2021, was recorded in Debt, non-current on the balance sheets.
The valuation of derivative and Legacy Proterra warranty liabilities and the Convertible Notes are based on significant inputs not observable in the market, and thus represents a level 3 measure. The key inputs to the valuation model include equity volatility, expected term, and risk-free interest rate.
The public warrants and private placement warrants issued in connection with ArcLight’s initial public offering were classified as a liability prior to the Closing, as they did not meet the requirements for equity classification under Topic 815, Derivatives and Hedging. These warrants were continually measured at fair value, subject to remeasurement at each balance sheet date subsequent to the Closing. Most of the warrants were exercised in October 2021, and the Company redeemed the remaining outstanding public warrants at a redemption price of $0.10 per public warrant. See Note 10, Warrants, for further details.
A summary of the changes of the derivative liability and warrant liabilities is as follows (in thousands):

	Derivative liability	Legacy Proterra warrant liability	Private placement warrant liability	Public warrant liability
Fair value as of December 31, 2020	$70,870	$39,670	$—	$—
Warrant liability acquired as part of the reverse recapitalization	—	—	57,610	84,640
Change in fair value	111,684	47,346	(38,589)	(50,264)
Reclassification of liability upon the reverse recapitalization	(182,554)	(69,320)	—	—
Reclassification of liability upon exercise of warrants	—	(17,696)	(19,021)	(34,376)
Fair value as of December 31, 2021	$—	$—	$—	$—
The change in fair value of derivative and warrant liabilities is recorded in the statement of operations.